Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases

24. LEASES

GROUP AS LESSEE

The Group leases various offices and facilities. The lease terms are between 1-10 years.

Right-of-use assets
Net Carrying Amount
December 31, 2021	$27,746
December 31, 2022	16,580
Depreciation expense for the year ended
December 31, 2021	$5,593
December 31, 2022	6,137

During 2022, additions to right-of-use assets amounted to $4,888 (2021: $23,038).

AMOUNTS RECOGNIZED IN PROFIT AND LOSS	2020	2021	2022
Depreciation expense of right-of-use-assets	$2,810	$5,593	$6,137
Interest expense on lease liabilities	751	2,501	4,464
	$3,561	$8,094	$10,601

At December 31, 2022 the Group is not committed to any material short-term leases.

Variable lease payment terms are deemed an insignificant portion of the overall liability at December 31, 2022.

The total cash outflow for leases in 2022 amounted to $6,863 (2021: $5,429, 2020 $3,054). Included in cash outflows in 2022 was lease interest expense of $4,464 (2021: $2,501, 2020: $751).

GROUP AS LESSOR

During 2022, the Group entered into a sublease agreement for one of its locations. The sublease term is for 8.5 years. Upon derecognition of the right of use asset pertaining to the building, and recognition of the sublease, the Group recognized a gain on the investment of the sublease for $3,608 in finance income (Note 6). Lease interest income of $626 (2021: nil) was recognized during the year. At December 31, 2022 the carrying amount of the investment in sublease is $11,421 (2021: nil).

At December 31, 2022 the maturity of lease receivables is as follows:

	2021	2022
Due in less than one year	$-	$1,255
Due between one and five years	-	7,529
Due in more than five years	-	5,804
Total	$-	$14,588